Discontinued Operations (Asset Purchase Agreement) (Details) - Viggle - Discontinued Operations, Disposed of by Sale	Feb. 08, 2016 CAD / shares	Feb. 08, 2016 USD ($) shares	Dec. 13, 2015 shares	Feb. 08, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred | $				$ 5,110,000
Consideration received (in shares) | shares		1,370,000
Contingent consideration (in shares) | shares		2,000,000
Revenue threshold for earn-out provision | $				130,000,000
Gain (loss) on disposition of business, net of transaction costs | $		$ 2,738,000
Scenario Threshold One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrant (in shares) | shares		1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	CAD 6.25
Stock price threshold | CAD / shares	12.50
Threshold consecutive trading days		20 days
Period to from closing of transaction		2 years
Scenario Threshold Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrant (in shares) | shares		1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	6.25
Stock price threshold | CAD / shares	18.75
Threshold consecutive trading days		20 days
Period to from closing of transaction		2 years
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred | $				5,110,000
Consideration received (in shares) | shares		1,370,000	1,500,000
Contingent consideration (in shares) | shares		2,000,000
Revenue threshold for earn-out provision | $				$ 130,000
Subsequent Event | Scenario Threshold One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrant (in shares) | shares		1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	6.25
Stock price threshold | CAD / shares	12.50
Threshold consecutive trading days		20 days
Period to from closing of transaction		2 years
Subsequent Event | Scenario Threshold Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrant (in shares) | shares		1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	6.25
Stock price threshold | CAD / shares	CAD 18.75
Threshold consecutive trading days		20 days
Period to from closing of transaction		2 years